Segment Reporting	6 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment reporting

15. Segment reporting

ASC 280 - Segment Reporting establishes standards for reporting information about operating segments on a basis consistent with internal organization reporting used by the Company’s chief operating decision maker, our CEO, for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. For the three and six months ended December 31, 2023, the Company is pre-revenue and pre-production and operates as a single reportable operating segment. Upon completion of the Business Combination, the Company’s operations consisted of two operating segments - electric personal mobility products and scientific software products and services.

The following table is our long-lived assets information by geography as of December 31, 2024 and June 30, 2024:

	December 31, 2024	June 30, 2024
Canada	$514,608	$676,886
United States	247,856	461,534
United Kingdom	81,893
	$844,357	$1,138,420

	Three month ended December 31, 2024		Six month ended December 31, 2024
	Electric personal mobility products	Scientific software products and services	Electric personal mobility products	Scientific software products and services
Revenue	$-	$49,523	$-	$49,523
Gross profit	-	28,191	-	28,191
Depreciation and amortization	(47,453)	(111)	(114,701)	(111)
Operating expenses	(7,669,000)	(60,623)	(9,501,693)	(60,623)
Other items	37,970,099	-	32,457,865	-
Current income tax recovery	-	5	-	5
Net (loss)/income	30,253,646	(32,538)	22,841,471	(32,538)
FX translation	-	1,059	-	1,059
Comprehensive (loss)/income	$30,253,646	$(31,479)	$22,841,471	$(31,479)

	December 31, 2024		June 30, 2024
	Electric personal mobility products	Scientific software products and services	Electric personal mobility products	Scientific software products and services
Plant and equipment, net	$334,554	$1,893	$449,255	$-
Operating lease right-of-use assets	427,910	-	689,165	-
Customer list	-	80,000	-	-
Goodwill	-	14,045,955	-	-
Other non-current assets	123,355	249	612,932	-
Total assets	$1,882,882	$14,321,800	$1,751,352	$-